SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Concentration Risk, Percentage	14.00%	22.00%